Trading Account Gains and Losses (Net Trading Gains and Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		¥ 559,139	¥ 689,959	¥ (59,687)
Foreign exchange gains (losses)-net	[1]	113,553	(34,520)	25,631
Net trading gains (losses)		672,692	655,439	(34,056)
Interest rate contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[2]	319,225	265,324	(79,562)
Foreign exchange contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		65,101	(93,601)	(13,167)
Equity-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[2]	17,970	(101,988)	(41,607)
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net	[3]	(1,731)	(15,171)	899
Other contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		2,015	368	(6,856)
Trading securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account gains (losses)-net		¥ 156,559	¥ 635,027	¥ 80,606

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.
[2]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is included in the above table.
[3]	Amounts do not include the net loss of ¥8,660 million, ¥2,836 million and ¥5,230 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2014, 2015 and 2016, respectively. The net loss is recorded in Other noninterest expenses.